Statements of Changes in Stockholders' Equity - USD ($)	Common Stock	Additional Paid-in Capital	Treasury Stock, Common	Retained Earnings	Total
Equity Balance, Starting at Sep. 30, 2018	$ 5,286	$ 99,731		$ (54,250)	$ 50,767
Shares Outstanding, Starting at Sep. 30, 2018	5,285,747
Net Income (Loss)	$ 0	0		(13,305)	$ (13,305)
Shares Outstanding, Ending at Sep. 30, 2019	5,285,747		0		5,285,747
Equity Balance, Ending at Sep. 30, 2019	$ 5,286	99,731	$ 0	(67,555)	$ 37,462
Net Income (Loss)	$ 0	0	$ 0	(6,608)	(6,608)
Shares Outstanding, Ending at Dec. 31, 2019	5,285,747		0
Equity Balance, Ending at Dec. 31, 2019	$ 5,286	99,731	$ 0	(71,163)	30,854
Equity Balance, Starting at Sep. 30, 2019	$ 5,286	99,731	$ 0	(67,555)	$ 37,462
Shares Outstanding, Starting at Sep. 30, 2019	5,285,747		0		5,285,747
Net Income (Loss)	$ 0	0		(11,824)	$ (11,824)
Shares Outstanding, Ending at Sep. 30, 2020	5,285,747		0		5,285,747
Equity Balance, Ending at Sep. 30, 2020	$ 5,286	99,731	$ 0	(79,379)	$ 25,638
Equity Balance, Starting at Dec. 31, 2019	$ 5,286	99,731	$ 0	(71,163)	30,854
Shares Outstanding, Starting at Dec. 31, 2019	5,285,747		0
Net Income (Loss)	$ 0	0	$ 0	(2,108)	(2,108)
Shares Outstanding, Ending at Mar. 31, 2020	5,285,747		0
Equity Balance, Ending at Mar. 31, 2020	$ 5,286	99,731	$ 0	(76,271)	28,746
Equity Balance, Starting at Sep. 30, 2020	$ 5,286	99,731	$ 0	(79,379)	$ 25,638
Shares Outstanding, Starting at Sep. 30, 2020	5,285,747		0		5,285,747
Net Income (Loss)	$ 0	0	$ 0	(1,797)	$ (1,797)
Shares Outstanding, Ending at Dec. 31, 2020	5,285,747		0
Equity Balance, Ending at Dec. 31, 2020	$ 5,286	99,731	$ 0	(81,176)	23,841
Dissenter shares repurchased	$ 0	0	$ (500)	0	(500)
Dissenter shares repurchased	(1,429)		1,429
Net Income (Loss)	$ 0	0	$ 0	(15,405)	(15,405)
Shares Outstanding, Ending at Mar. 31, 2021	5,284,318		1,429
Equity Balance, Ending at Mar. 31, 2021	$ 5,286	$ 99,731	$ (500)	$ (96,581)	$ 7,936